Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Receivables and receivable due from related party	(4,628)	1,600
Prepaid expenses and deposits	(235)	(144)
Accounts payable and accrued liabilities	(2,322)	69
Change in non-cash working capital	(7,185)	1,525